Note 7 - Investment in Affiliates (Details) - Investment in Affiliates ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	¥ 284,194	$ 43,872	¥ 219,703
Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	528		498
Sincere Fame International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	¥ 283,666		¥ 219,205